Accounting policies and determination criteria (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies And Determination Criteria
Schedule of financial assets and liabilities subject to offsetting

Thousand of Reais			2024

Assets:	Financial assets, gross	Financial assets offset in the balance sheet	Financial assets, net
Derivatives	42,380,547	(2,174,248)	40,206,299

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet	Financial liabilities, net
Derivatives	41,584,522	(2,174,248)	39,410,274

Thousand of Reais			2023

Assets:	Financial assets, gross	Financial assets offset in the balance sheet	Financial assets, net
Derivatives	30,038,424	(743,702)	29,294,722

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet	Financial liabilities, net
Derivatives	25,684,129	(743,702)	24,940,427

Schedule of lease liability restated for inflation

IGP-M forecast
Up to 3 months	1.6%
From 3 to 12 months	6.2%
From 1 year to 3 years	4.0%
From 3 years to 5 years	4.0%
Over 5 years	4.0%

Schedule of estimated average years of useful life of the different assets

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Improvements on third-party properties	4% or until the contract’s expiration date